Loan Receivables	3 Months Ended	12 Months Ended
	Jul. 31, 2023	Apr. 30, 2023
Loan Receivables [Abstract]
Loan Receivables

5. Loan receivables

On April 30, 2020, the Company entered a promissory note with its vendor Drop in the Ocean, Inc. with a total loan amount of up to $4,000,000 with 6% interest. Drop in the Ocean, Inc. repaid $1,800,000 to the Company on September 9, 2022, $1,200,000 on October 14, 2022, $761,932 on October 28, 2022, and $215,344 on October 30, 2022, including the 6% interest as stated in the promissory note.

The Company entered a promissory note with its vendor XHJC Holding Inc. on January 1, 2022, with a total loan amount of up to $1,000,000 with 4% interest. On November 4, 2022, XHJC Holding Inc. repaid the remaining $433,136 in full to the Company.

5. Loan receivables

A summary of the Company’s loan receivables is listed as follows:

Borrower	Relationship	April 30, 2023	April 30, 2022
Drop in the Ocean, Inc.	Vendor	$—	$3,977,134
XHJC Holding Inc.	Vendor	—	433,136
Total loan receivables		$—	$4,410,270

On April 30, 2020, the Company entered a promissory note with its vendor Drop in the Ocean, Inc. with a total loan amount of up to $4,000,000 with 6% interest. Drop in the Ocean, Inc. repaid $1,800,000 to the Company on September 9, 2022, $1,200,000 on October 14, 2022, $761,932 on October 28, 2022, and $215,344 on October 30, 2022, including the 6% interest as stated in the promissory note.

The Company entered a promissory note with its vendor XHJC Holding Inc. on January 1, 2022, with a total loan amount of up to $1,000,000 with 4% interest. On November 4, 2022, XHJC Holding Inc. repaid $433,136 in full to the Company.

Interest income for the years ended April 30, 2023 and 2022 amounted to $116,810 and $117,241, respectively.